Retirement benefits	6 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Retirement benefits	Retirement benefits
As at 30 June 2026, the Barclays Bank Group’s IAS 19 net retirement benefit assets were £3.1bn (December 2025: £3.1bn).
The Barclays Bank Section of the UK Retirement Fund (UKRF), which is the Barclays Bank Group’s main defined benefit pension scheme, had IAS 19 net assets of £3.2bn (December 2025: £3.2bn).
The triennial valuation of the Barclays Bank Section of the UKRF has been completed during 2026 and showed a funding surplus of £1.9bn at 30 September 2025.
As part of the valuation the Trustee and Barclays Bank PLC agreed an annual adequacy test on a more prudent basis than
IAS 19 and funding. Should the Barclays Bank Section be sufficiently funded on this basis, regular employer contributions to fund future pension accrual will not be required in the following calendar year. The test was passed at September 2025, so no regular employer contributions are required for 2026.
The next triennial actuarial valuation is due to be completed in 2029 with an effective date of 30 September 2028.